Note 4 - Acquisition-related Items - Composition of Acquisition-related Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transaction costs	$ 11,747	$ 6,247
Contingent consideration fair value adjustments	1,675	1,054
Contingent consideration compensation expense	8,553	7,626
Acquisition-related expense	$ 21,975	$ 14,927